Other disclosures - Commitments - Narrative (Details) - DKK (kr) kr in Millions	12 Months Ended							60 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2024
Disclosure of geographical areas [line items]
Other guarantees					kr 1,117	kr 906
Maximum allowable annual donation					91
One-off Contribution					50
Donations amounts					kr 138	kr 86	kr 85
Forecast
Disclosure of geographical areas [line items]
Annual donation as a percent of net insulin sales								0.085%
Maximum allowable annual donation	kr 95	kr 94	kr 93	kr 92
Annual donation as a percent of taxable income					15.00%
Annual donation as a percent of net insulin sales								0.085%
Outside of Denmark
Disclosure of geographical areas [line items]
Commitments related to leases (as a percent)					75.00%